Commitments and contingencies (Details) - USD ($) $ in Thousands					1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 11, 2020	Apr. 08, 2020	Sep. 30, 2017	Dec. 31, 2020	Apr. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2018
Contractual Obligation							$ 1,600
Income tax examination, year under examination							5 years
Unrecognized tax benefits for uncertain tax positions	$ 2,700				$ 2,700		$ 10,600	$ 2,700
Potential future obligation							7,900		$ 3,000
Annual Property Tax Payable									$ 500
Revolving credit facility due to owners and affiliates	18,465				18,465		24,423	18,465
Indonesian 2019 tax
Unrecognized tax benefits for uncertain tax positions							7,900
Additional tax for 2019 including penalities							2,700
Revolving credit facility
Reduction of loan		$ 3,300
Revolving credit facility due to owners and affiliates										$ 85,000
Hoegh LNG [Member] | Corporate Joint Venture [Member]
Contractual Obligation	8,600				8,600			8,600
Loss Contingency, Liability associated with the Boil of Claim	23,700			$ 23,700	23,700			$ 23,700
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				50.00%				50.00%
Loss Contingency Accrual	11,900			$ 11,900	11,900		11,900	$ 11,900
Settlement of boil-off claim					6,500	$ 17,200
Reduction of loan	300	$ 3,300	$ 8,600					3,300
Hoegh LNG [Member] | Revolving credit facility
Revolving credit facility due to owners and affiliates	$ 85,000				$ 85,000		$ 85,000	$ 85,000